Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$565,934.68

Principal:
Principal Collections	$9,108,441.73
Prepayments in Full	$3,132,770.20
Liquidation Proceeds	$51,819.99
Recoveries	$27,678.39
Sub Total	$12,320,710.31
Collections:	$12,886,644.99

Purchase Amounts:
Purchase Amounts Related to Principal	$203,610.66
Purchase Amounts Related to Interest	$491.67
Sub Total	$204,102.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,090,747.32

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,090,747.32
Servicing Fee	$199,853.19	$199,853.19	$0.00	$0.00	$12,890,894.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,890,894.13
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,890,894.13
Interest - Class A-3 Notes	$79,861.30	$79,861.30	$0.00	$0.00	$12,811,032.83
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$12,731,495.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,731,495.33
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$12,688,325.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,688,325.75
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$12,639,349.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,639,349.42
Regular Principal Payment	$11,493,077.69	$11,493,077.69	$0.00	$0.00	$1,146,271.73
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,146,271.73
Residual Released to Depositor	$0.00	$1,146,271.73	$0.00	$0.00	$0.00
Total		$13,090,747.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,493,077.69
Total					$11,493,077.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$11,493,077.69	$36.54	$79,861.30	$0.25	$11,572,938.99	$36.79
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$11,493,077.69	$13.65	$251,544.71	$0.30	$11,744,622.40	$13.95

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$92,147,657.57	0.2929973	$80,654,579.88	0.2564534
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$204,957,657.57	0.2434726	$193,464,579.88	0.2298198

Pool Information
Weighted Average APR	2.835%	2.834%
Weighted Average Remaining Term	31.16	30.36
Number of Receivables Outstanding	15,203	14,806
Pool Balance	$239,823,830.21	$227,211,139.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$221,794,066.95	$210,300,989.26
Pool Factor	0.2623337	0.2485372

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$16,910,150.11
Targeted Overcollateralization Amount	$33,746,559.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,746,559.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	30

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	35	$116,048.26
(Recoveries)	27	$27,678.39
Net Loss for Current Collection Period		$88,369.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.4422%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1017%
Second Prior Collection Period			0.2896%
Prior Collection Period			0.0997%
Current Collection Period			0.4541%
Four Month Average (Current and Prior Three Collection Periods)			0.2363%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1389	$3,305,032.26
(Cumulative Recoveries)			$1,006,816.26
Cumulative Net Loss for All Collection Periods			$2,298,216.00
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2514%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,379.43
Average Net Loss for Receivables that have experienced a Realized Loss			$1,654.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	143	$2,711,684.34
61-90 Days Delinquent	0.18%	18	$410,959.01
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.04%	3	$101,315.29
Total Delinquent Receivables	1.42%	164	$3,223,958.64
Repossession Inventory:
Repossessed in the Current Collection Period		6	$133,532.78
Total Repossessed Inventory		8	$181,877.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.1402%
Prior Collection Period		0.1316%
Current Collection Period		0.1418%
Three Month Average		0.1379%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.2255%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	30

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	38	$778,632.18
2 Months Extended	58	$1,253,608.43
3+ Months Extended	7	$151,672.43

Total Receivables Extended	103	$2,183,913.04

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer